Registration Nos. 33-50208

811-7062

As filed with the Securities and Exchange Commission on May 21, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 54 ☒

and/or

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 55 ☒

(Check appropriate box or boxes)

Pacific Global Fund, Inc.

d/b/a Pacific Advisors Fund Inc.

(Exact Name of Registrant as Specified in Charter)

101 North Brand Boulevard

Suite 1950

Glendale, CA 91203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(818) 242-6693

George A. Henning

Pacific Global Investment Management Company

101 North Brand Boulevard

Suite 1950

Glendale, CA 91203

(Agent for Service)

Copies to:

Matthew R. DiClemente, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

☒  Immediately upon filing pursuant to Paragraph (b)

☐  On pursuant to Paragraph (b)

☐  60 days after filing pursuant to Paragraph (a)(1)

☐  On (date) pursuant to Paragraph (a)(1)

☐  75 days after filing pursuant to Paragraph (a)(2)

☐  On                                  pursuant to Paragraph (a)(2) of Rule 485.

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its six series under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Global Fund, Inc. d/b/a Pacific Advisors Fund Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 54 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Glendale and State of California, on the 21st day of May 2018.

PACIFIC GLOBAL FUND, INC.

d/b/a PACIFIC ADVISORS FUND INC.

(Registrant)

By:	/s/ George Henning
George Henning
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

L. Michael Haller, III*
L. Michael Haller, III	Director	May 21, 2018

/s/ George A. Henning
George A. Henning	President and Chairman of the Board	May 21, 2018
(Principal Executive Officer)

Peter C. Hoffman*
Peter C. Hoffman	Director	May 21, 2018

12

SIGNATURE	TITLE	DATE

Gerald E. Miller*
Gerald E. Miller	Director	May 21, 2018

Louise K. Taylor*
Louise K. Taylor	Director	May 21, 2018

/s/ Jingjing Yan
Jingjing Yan	Treasurer (Principal Financial and Accounting Officer)	May 21, 2018

* By	/s/ George A. Henning	May 21, 2018
George A. Henning
Attorney-In-Fact

* George A. Henning, pursuant to powers of attorney.